3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Furniture and Equipment, net
Computer Software and Hardware	$ 6,341
Furniture and Equipment	8,967
Total	15,308
Accumulated Depreciation	(1,247)
Furniture and Equipment, net	$ 14,061	$ 0	$ 338